STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 18.9%
Chile - 0.2%
Earthquake - 0.2%
IBRD CAR 131
(SOFR + 4.750%), 03/31/2026 (b)(c)(d)(e) (Cost: $2,015,000; Original Acquisition Date: 03/17/2023)		$2,015,000	$2,036,762

Europe - 0.3%
Earthquake - 0.0% (a)
Azzurro Re II Class A
(3 Month Euribor + 4.760%), 01/17/2024 (b)(c)(d)(e) (Cost: $360,807; Original Acquisition Date: 07/06/2020)	EUR	319,000	349,532

Multiperil - 0.1%
Lion III Re DAC 2021-1
(3 Month Euribor + 4.010%), 07/16/2025 (b)(c)(d)(e) (Cost: $431,912; Original Acquisition Date: 06/30/2023)		404,000	431,874

Windstorm - 0.2%
Eiffel Re 2023-1 Class A
(3 Month Euribor + 3.250%), 01/19/2027 (b)(c)(d)(e) (Cost: $1,175,736; Original Acquisition Date: 06/22/2023)		1,073,000	1,177,173
Randolph Re 2023-1 Class A
8.042% 06/15/2024 (b)(d)(e)(g) (Cost: $478,113; Original Acquisition Date: 06/08/2023)		475,000	486,699

			1,663,872

			2,445,278

Global - 1.4%
Multiperil - 1.3%
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.300%), 06/10/2024 (b)(c)(d)(e) (Cost: $8,135,000; Original Acquisition Date: 04/23/2020)		$8,135,000	8,097,579
Matterhorn Re Ltd 2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)		3,049,000	2,981,922
Matterhorn Re SR2021-1 Class A
(SOFR + 5.750%), 12/08/2025 (b)(c)(d)(e) (Cost: $254,421; Original Acquisition Date: 09/15/2022)		261,000	232,551
Matterhorn Re SR2022-1 Class A
(SOFR + 5.250%), 03/24/2025 (b)(c)(d)(e) (Cost: $973,527; Original Acquisition Date: 07/13/2022)		1,000,000	944,500
Montoya Re 2022-1 Class A
(T-Bill 3 Month + 6.750%), 04/07/2029 (b)(c)(d)(e) (Cost: $325,511; Original Acquisition Date: 09/16/2022)		326,000	321,648
Resilience Re Series 1711A
0.000% 05/01/2024 (b)(e)(f)(g)(h)(i) (Cost: $238,865; Original Acquisition Date: 02/06/2017)		25,000,000	—
Sakura Re 2021-1 Class B
(T-Bill 3 Month + 4.160%), 04/07/2025 (b)(c)(d)(e) (Cost: $360,150; Original Acquisition Date: 06/23/2023)		365,000	356,149
Wrigley Re 2023-1 Class A
(T-Bill 3 Month + 6.500%), 07/28/2026 (b)(c)(d)(e) (Cost: $507,000; Original Acquisition Date: 07/14/2023)		507,000	506,594

			13,440,943

Windstorm - 0.1%
Queen Street 2023 Re DAC
(T-Bill 3 Month + 7.500%), 12/08/2025 (b)(c)(d)(e) (Cost: $1,526,000; Original Acquisition Date: 05/12/2023)		1,526,000	1,518,370

			14,959,313

Jamaica - 0.0% (a)
Windstorm - 0.0% (a)
IBRD CAR 130
(SOFR + 4.400%), 12/29/2023 (b)(c)(d)(e) (Cost: $274,417; Original Acquisition Date: 07/19/2023)		277,000	272,984

Japan - 0.2%
Earthquake - 0.2%
Kizuna Re III 2021-1 Class A
(T-Bill 3 Month + 2.000%), 04/07/2026 (b)(c)(d)(e) (Cost: $321,083; Original Acquisition Date: 06/21/2023)		325,000	321,523
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/07/2025 (b)(c)(d)(e) (Cost: $871,000; Original Acquisition Date: 02/04/2020)		871,000	867,690
Nakama Re 2023-1 Class 2
(SOFR + 4.000%), 05/09/2028 (b)(c)(d)(e) (Cost: $802,000; Original Acquisition Date: 04/14/2023)		802,000	804,005

			1,993,218

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Mexico - 0.7%
Earthquake - 0.4%
IBRD CAR 125 Class A
(3 Month Libor USD + 3.500%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,619,000; Original Acquisition Date: 02/28/2020)		$3,619,000	$3,598,553
IBRD CAR 126 Class B
(3 Month Libor USD + 9.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $639,000; Original Acquisition Date: 02/28/2020)		639,000	627,370

			4,225,923

Windstorm - 0.3%
IBRD CAR 127 Class C
(3 Month Libor USD + 10.000%), 03/13/2024 (b)(c)(d)(e) (Cost: $3,479,088; Original Acquisition Date: 02/28/2020)		3,479,000	3,362,279

			7,588,202

New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1
(SOFR + 8.750%), 06/08/2027 (b)(c)(d)(e) (Cost: $1,325,284; Original Acquisition Date: 05/24/2023)	NZD	2,171,000	1,353,664

United States - 16.0%
Earthquake - 4.0%
Acorn Re 2021-1 Class A
(T-Bill 3 Month + 2.500%), 11/07/2024 (b)(c)(d)(e) (Cost: $686,232; Original Acquisition Date: 10/04/2022)		$715,000	691,119
Acorn Re 2023-1 Class A
(T-Bill 3 Month + 4.350%), 05/07/2027 (b)(c)(d)(e) (Cost: $1,096,000; Original Acquisition Date: 06/22/2023)		1,096,000	1,076,710
Herbie Re 2022-1 Class A
(T-Bill 3 Month + 12.500%), 01/08/2031 (b)(c)(d)(e) (Cost: $392,000; Original Acquisition Date: 11/18/2022)		392,000	416,010
Merna Re II 2021-1 Class A
(T-Bill 3 Month + 3.930%), 04/05/2024 (b)(c)(d)(e) (Cost: $904,209; Original Acquisition Date: 06/26/2023)		905,000	902,918
Merna Re II 2022-1 Class A
(T-Bill 3 Month + 3.750%), 04/07/2025 (b)(c)(d)(e) (Cost: $255,009; Original Acquisition Date: 07/07/2023)		256,000	254,144
Phoenician Re 2020-1 Class A
(T-Bill 3 Month + 3.016%), 12/14/2023 (b)(c)(d)(e) (Cost: $1,416,342; Original Acquisition Date: 07/06/2022)		1,422,000	1,409,629
Phoenician Re 2020-2 Class A
(T-Bill 3 Month + 2.924%), 12/14/2023 (b)(c)(d)(e) (Cost: $2,003,399; Original Acquisition Date: 07/28/2022)		2,009,000	1,997,850
Sierra 2021-1 Class A
(T-Bill 3 Month + 2.700%), 01/31/2024 (b)(c)(d)(e) (Cost: $192,846; Original Acquisition Date: 10/13/2022)		196,000	193,570
Sutter Re 2023-1 Class B
(T-Bill 3 Month + 6.750%), 06/07/2030 (b)(c)(d)(e) (Cost: $1,662,000; Original Acquisition Date: 06/06/2023)		1,662,000	1,670,393
Sutter Re 2023-1 Class E
(T-Bill 3 Month + 9.750%), 06/07/2030 (b)(c)(d)(e) (Cost: $1,543,000; Original Acquisition Date: 06/06/2023)		1,543,000	1,551,795
Torrey Pines Re 2021-1 Class B
(T-Bill 3 Month + 4.770%), 06/07/2024 (b)(c)(d)(e) (Cost: $298,625; Original Acquisition Date: 06/06/2023)		309,000	299,406
Torrey Pines Re 2023-1 Class A
(T-Bill 3 Month + 5.000%), 06/05/2026 (b)(c)(d)(e) (Cost: $1,132,000; Original Acquisition Date: 05/18/2023)		1,132,000	1,135,566
Ursa Re 2023-1 Class AA
(T-Bill 3 Month + 5.500%), 12/06/2025 (b)(c)(d)(e) (Cost: $633,000; Original Acquisition Date: 04/12/2023)		633,000	633,855
Ursa Re 2023-1 Class C
(T-Bill 3 Month + 8.250%), 12/06/2025 (b)(c)(d)(e) (Cost: $341,000; Original Acquisition Date: 04/12/2023)		341,000	343,540
Ursa Re II 2020-1 Class AA
(T-Bill 3 Month + 3.940%), 12/07/2023 (b)(c)(d)(e) (Cost: $5,711,189; Original Acquisition Date: 10/08/2020)		5,727,000	5,696,933
Ursa Re II 2020-1 Class D
(T-Bill 3 Month + 6.310%), 12/07/2023 (b)(c)(d)(e) (Cost: $11,617,588; Original Acquisition Date: 10/08/2020)		11,627,000	11,604,327
Ursa Re II 2021-1 Class F
(T-Bill 3 Month + 6.190%), 12/06/2024 (b)(c)(d)(e) (Cost: $9,540,391; Original Acquisition Date: 07/13/2022)		9,800,000	9,342,340
Ursa Re II 2022-2 Class AA
(T-Bill 3 Month + 7.000%), 12/06/2025 (b)(c)(d)(e) (Cost: $331,000; Original Acquisition Date: 12/08/2022)		331,000	339,441

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Earthquake - 4.0% (continued)
Ursa Re II 2022-2 Class C
(T-Bill 3 Month + 10.250%), 12/06/2025 (b)(c)(d)(e) (Cost: $241,000; Original Acquisition Date: 12/08/2022)	$241,000	$252,219
Veraison Re 2023-1 Class A
(T-Bill 3 Month + 6.500%), 03/10/2031 (b)(c)(d)(e) (Cost: $760,000; Original Acquisition Date: 12/14/2022)	760,000	789,146
Veraison Re 2023-1 Class B
(T-Bill 3 Month + 12.000%), 03/09/2026 (b)(c)(d)(e) (Cost: $729,000; Original Acquisition Date: 12/14/2022)	729,000	766,908
Wrigley Re 2023-1 Class B
(T-Bill 3 Month + 7.000%), 07/28/2026 (b)(c)(d)(e) (Cost: $1,166,000; Original Acquisition Date: 07/14/2023)	1,166,000	1,165,067

		42,532,886

Flood - 0.3%
FloodSmart Re 2021-1 Class A
(T-Bill 3 Month + 13.580%), 03/01/2024 (b)(c)(e) (Cost: $410,672; Original Acquisition Date: 06/05/2023)	428,000	412,378
FloodSmart Re 2022-1 Class A
(T-Bill 3 Month + 11.830%), 02/26/2029 (b)(c)(e) (Cost: $2,897,020; Original Acquisition Date: 07/12/2022)	3,000,000	2,860,800

		3,273,178

Mortality/Longevity/Disease - 0.2%
Vita Capital VI 2021-1 Class B
(SOFR + 3.124%), 01/08/2026 (b)(c)(d)(e) (Cost: $435,411; Original Acquisition Date: 02/22/2023)	449,000	172,349
Vitality Re XII 2021 Class A
(T-Bill 3 Month + 2.250%), 01/07/2025 (b)(c)(d)(e) (Cost: $1,413,726; Original Acquisition Date: 10/28/2022)	1,490,000	1,472,120
Vitality Re XIII 2022 Class A
(T-Bill 3 Month + 2.000%), 01/06/2026 (b)(c)(d)(e) (Cost: $584,867; Original Acquisition Date: 01/04/2023)	611,000	594,595
Vitality Re XIV 2023 Class B
(T-Bill 3 Month + 4.500%), 01/05/2027 (b)(c)(d)(e) (Cost: $334,000; Original Acquisition Date: 01/25/2023)	334,000	333,866

		2,572,930

Multiperil - 7.0%
Aquila Re I 2023-1 Class A-1
(T-Bill 3 Month + 5.250%), 06/08/2030 (b)(c)(d)(e) (Cost: $265,000; Original Acquisition Date: 05/10/2023)	265,000	263,503
Aquila Re I 2023-1 Class B-1
(T-Bill 3 Month + 7.500%), 06/08/2030 (b)(c)(d)(e) (Cost: $1,079,000; Original Acquisition Date: 05/10/2023)	1,079,000	1,073,875
Aquila Re I 2023-1 Class C-1
(T-Bill 3 Month + 9.250%), 06/08/2026 (b)(c)(d)(e) (Cost: $1,241,000; Original Acquisition Date: 05/10/2023)	1,241,000	1,242,489
Baldwin Re 2021-1 Class A
(T-Bill 3 Month + 2.250%), 07/07/2025 (b)(c)(d)(e) (Cost: $3,145,908; Original Acquisition Date: 07/25/2022)	3,200,000	3,103,680
Baldwin Re 2023-1 Class A
(T-Bill 3 Month + 4.500%), 07/07/2031 (b)(c)(d)(e) (Cost: $423,000; Original Acquisition Date: 06/21/2023)	423,000	425,200
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.870%), 02/20/2024 (b)(c)(d)(e) (Cost: $2,025,000; Original Acquisition Date: 02/13/2020)	2,025,000	1,832,422
Bonanza Re 2023-1 Class B
(T-Bill 3 Month + 0.000%), 01/08/2024 (b)(c)(d)(e) (Cost: $335,445; Original Acquisition Date: 01/06/2023)	366,000	288,664
Caelus Re 2018-1 Class A
(T-Bill 3 Month + 0.500%), 06/09/2025 (b)(c)(d)(e) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	1,970,535
Caelus Re 2018-1 Class B
(T-Bill 3 Month + 0.100%), 06/09/2025 (b)(c)(d)(e)(f) (Cost: $1,743,791; Original Acquisition Date: 05/04/2018)	1,745,000	21,900
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(f) (Cost: $495,300; Original Acquisition Date: 04/27/2017)	495,300	408,622
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.100%), 06/05/2024 (b)(c)(d)(e)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	151,209
Easton Re 2020-1 Class A
(T-Bill 3 Month + 4.530%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,856,921; Original Acquisition Date: 12/15/2020)	1,859,000	1,845,522
Four Lakes Re 2021-1 Class A
(T-Bill 3 Month + 4.270%), 07/01/2025 (b)(c)(d)(e) (Cost: $1,733,225; Original Acquisition Date: 07/13/2022)	1,750,000	1,651,300

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.0% (continued)
Four Lakes Re 2022-1 Class A
(T-Bill 3 Month + 6.500%), 01/07/2030 (b)(c)(d)(e) (Cost: $187,000; Original Acquisition Date: 12/22/2022)	$187,000	$185,551
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.130%), 07/08/2024 (b)(c)(d)(e) (Cost: $5,101,000; Original Acquisition Date: 06/09/2020)	5,101,000	5,087,482
Hypatia Ltd. 2023-1 Class A
(T-Bill 3 Month + 9.500%), 04/08/2026 (b)(c)(d)(e) (Cost: $377,000; Original Acquisition Date: 03/27/2023)	377,000	383,937
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 16.660%), 12/19/2023 (b)(c)(d)(e)(f) (Cost: $14,653,403; Original Acquisition Date: 04/28/2020)	14,750,000	9,627,325
Kilimanjaro III Re 2019-2 Class A-2
(T-Bill 3 Month + 16.660%), 12/19/2024 (b)(c)(d)(e)(f) (Cost: $10,686,502; Original Acquisition Date: 04/29/2020)	10,883,000	7,103,334
Locke Tavern Re 2023-1 Class A
(T-Bill 3 Month + 4.750%), 04/09/2030 (b)(c)(d)(e) (Cost: $687,000; Original Acquisition Date: 03/23/2023)	687,000	695,244
Merna Re II 2023-1 Class A
(T-Bill 3 Month + 7.750%), 07/07/2026 (b)(c)(d)(e) (Cost: $1,066,000; Original Acquisition Date: 04/05/2023)	1,066,000	1,055,447
Merna Re II 2023-2 Class A
(T-Bill 3 Month + 10.250%), 07/07/2026 (b)(c)(d)(e) (Cost: $1,279,000; Original Acquisition Date: 04/05/2023)	1,279,000	1,321,910
Montoya Re 2022-2 Class A
(T-Bill 3 Month + 14.000%), 04/07/2030 (b)(c)(d)(e) (Cost: $181,000; Original Acquisition Date: 12/08/2022)	181,000	190,032
Mountain Re 2023-1 Class A
(T-Bill 3 Month + 6.750%), 06/05/2026 (b)(c)(d)(e) (Cost: $471,000; Original Acquisition Date: 05/24/2023)	471,000	469,422
Mystic Re IV 2021-1 Class A
(T-Bill 3 Month + 9.750%), 01/08/2024 (b)(c)(d)(e) (Cost: $1,862,000; Original Acquisition Date: 12/15/2020)	1,862,000	1,818,615
Mystic Re IV 2021-2 Class A
(T-Bill 3 Month + 6.130%), 01/08/2025 (b)(c)(d)(e) (Cost: $3,419,232; Original Acquisition Date: 07/06/2022)	3,500,000	3,282,125
Mystic Re IV 2023-1 Class A
(T-Bill 3 Month + 9.250%), 01/08/2026 (b)(c)(d)(e) (Cost: $819,000; Original Acquisition Date: 12/16/2022)	819,000	818,509
Residential Re 2019-I Class 12
(T-Bill 3 Month + 0.100%), 06/06/2027 (b)(c)(d)(e)(f) (Cost: $252,500; Original Acquisition Date: 05/08/2019)	252,500	159,075
Residential Re 2019-II Class 2
(T-Bill 3 Month + 12.390%), 12/06/2023 (b)(c)(d)(e) (Cost: $1,294,000; Original Acquisition Date: 11/05/2019)	1,294,000	1,246,834
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2024 (b)(c)(d)(e) (Cost: $1,759,000; Original Acquisition Date: 05/27/2020)	1,759,000	1,688,464
Residential Re 2020-II Class 3
(T-Bill 3 Month + 8.240%), 12/06/2024 (b)(c)(d)(e) (Cost: $1,474,443; Original Acquisition Date: 07/12/2022)	1,486,000	1,430,201
Residential Re 2020-II Class 4
(T-Bill 3 Month + 6.510%), 12/06/2024 (b)(c)(e) (Cost: $1,269,000; Original Acquisition Date: 10/30/2020)	1,269,000	1,219,636
Residential Re 2021-I Class 12
(T-Bill 3 Month + 5.220%), 06/06/2025 (b)(c)(d)(e) (Cost: $259,795; Original Acquisition Date: 07/12/2023)	301,000	257,385
Residential Re 2021-II Class 3
(T-Bill 3 Month + 5.180%), 12/06/2025 (b)(c)(d)(e) (Cost: $973,923; Original Acquisition Date: 07/12/2022)	1,000,000	955,650
Residential Re 2022-I Class 14
(T-Bill 3 Month + 4.000%), 06/06/2026 (b)(c)(d)(e) (Cost: $1,989,000; Original Acquisition Date: 07/12/2022)	2,000,000	1,834,000
Residential Re 2023-I Class 13
(T-Bill 3 Month + 10.500%), 06/06/2030 (b)(c)(d)(e) (Cost: $1,887,000; Original Acquisition Date: 04/28/2023)	1,887,000	1,862,186
Residential Re 2023-I Class 14
(T-Bill 3 Month + 6.500%), 06/06/2030 (b)(c)(d)(e) (Cost: $2,625,036; Original Acquisition Date: 04/28/2023)	2,628,000	2,613,546
Sakura Re 2022-1 Class A
(T-Bill 3 Month + 13.500%), 01/06/2030 (b)(c)(d)(e) (Cost: $841,000; Original Acquisition Date: 12/22/2022)	841,000	885,657

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.0% (continued)
Sanders Re II 2020-1 Class A
(T-Bill 3 Month + 4.250%), 04/07/2024 (b)(c)(d)(e) (Cost: $2,689,000; Original Acquisition Date: 03/18/2020)	$2,689,000	$2,653,102
Sanders Re II 2021-1 Class A
(T-Bill 3 Month + 3.250%), 04/07/2025 (b)(c)(d)(e) (Cost: $1,493,533; Original Acquisition Date: 07/15/2022)	1,533,000	1,463,249
Sanders Re II 2021-2 Class A
(T-Bill 3 Month + 3.050%), 04/07/2025 (b)(c)(d)(e) (Cost: $4,237,654; Original Acquisition Date: 07/15/2022)	4,315,000	4,090,620
Sanders Re III 2022-3 Class A
(T-Bill 3 Month + 6.250%), 04/08/2030 (b)(c)(d)(e) (Cost: $789,000; Original Acquisition Date: 12/01/2022)	789,000	801,663
Sanders Re III 2023-1 Class A
(T-Bill 3 Month + 5.750%), 04/08/2030 (b)(c)(d)(e) (Cost: $423,000; Original Acquisition Date: 03/24/2023)	423,000	418,114
Sanders Re III 2023-1 Class B
(T-Bill 3 Month + 15.500%), 04/08/2030 (b)(c)(d)(e) (Cost: $528,000; Original Acquisition Date: 03/24/2023)	528,000	463,690
Sanders Re III 2023-2 Class A
(T-Bill 3 Month + 8.000%), 06/05/2029 (b)(c)(d)(e) (Cost: $2,129,000; Original Acquisition Date: 05/24/2023)	2,129,000	2,170,515
Solomon Re 2023-1 Class A
(T-Bill 3 Month + 5.250%), 06/08/2026 (b)(c)(d)(e) (Cost: $379,000; Original Acquisition Date: 06/12/2023)	379,000	379,095
Titania Re 2021-1 Class A
(T-Bill 3 Month + 5.030%), 06/21/2024 (b)(c)(d)(e) (Cost: $1,967,283; Original Acquisition Date: 07/06/2022)	2,000,000	1,950,900

		74,861,436

Windstorm - 4.5%
Alamo Re 2021-1 Class A
(T-Bill 3 Month + 7.180%), 06/07/2024 (b)(c)(d)(e) (Cost: $3,105,844; Original Acquisition Date: 07/27/2022)	3,214,000	3,172,218
Alamo Re 2022-1 Class A
(T-Bill 3 Month + 7.250%), 06/09/2025 (b)(c)(d)(e) (Cost: $988,686; Original Acquisition Date: 07/27/2022)	1,000,000	999,700
Alamo Re 2023-1 Class A
(T-Bill 3 Month + 8.500%), 06/07/2026 (b)(c)(d)(e) (Cost: $2,579,000; Original Acquisition Date: 04/12/2023)	2,579,000	2,631,483
Bayou Re 2023-1 Class A
(T-Bill 3 Month + 12.750%), 05/26/2026 (b)(c)(d)(e) (Cost: $750,000; Original Acquisition Date: 05/11/2023)	750,000	738,525
Bayou Re 2023-1 Class B
(T-Bill 3 Month + 19.500%), 05/26/2026 (b)(c)(d)(e) (Cost: $1,206,000; Original Acquisition Date: 05/11/2023)	1,206,000	1,192,252
Bonanza Re 2020-2 Class A
(T-Bill 3 Month + 4.870%), 12/23/2024 (b)(c)(d)(e) (Cost: $1,490,000; Original Acquisition Date: 12/15/2020)	1,490,000	1,314,403
Cape Lookout Re 2021-1 Class A
(T-Bill 3 Month + 3.700%), 03/22/2024 (b)(c)(d)(e) (Cost: $2,537,067; Original Acquisition Date: 07/27/2022)	2,567,000	2,500,130
Cape Lookout Re 2023-1 Class A
(T-Bill 3 Month + 6.500%), 04/28/2026 (b)(c)(d)(e) (Cost: $3,198,458; Original Acquisition Date: 04/14/2023)	3,195,000	3,230,145
Catahoula Re II 2022-1 Class A
(T-Bill 3 Month + 9.500%), 06/16/2025 (b)(c)(d)(e) (Cost: $1,989,243; Original Acquisition Date: 09/02/2022)	2,000,000	1,927,000
Citrus Re 2023-1 Class A
(T-Bill 3 Month + 6.750%), 06/07/2026 (b)(c)(d)(e) (Cost: $1,009,000; Original Acquisition Date: 04/27/2023)	1,009,000	1,011,724
Citrus Re 2023-1 Class B
(T-Bill 3 Month + 9.000%), 06/07/2026 (b)(c)(d)(e) (Cost: $876,000; Original Acquisition Date: 04/27/2023)	876,000	873,941
Commonwealth Re 2023-1 Class A
(T-Bill 3 Month + 4.000%), 07/08/2026 (b)(c)(d)(e) (Cost: $783,000; Original Acquisition Date: 06/07/2023)	783,000	788,324
Everglades Re II 2021-1 Class A
(T-Bill 3 Month + 5.660%), 05/14/2024 (b)(c)(d)(e) (Cost: $3,979,812; Original Acquisition Date: 07/11/2022)	4,100,000	3,859,330
Everglades Re II 2021-1 Class B
(T-Bill 3 Month + 6.320%), 05/14/2024 (b)(c)(d)(e) (Cost: $970,342; Original Acquisition Date: 08/03/2022)	1,000,000	889,850
Everglades Re II 2021-2 Class A
(T-Bill 3 Month + 5.900%), 05/14/2024 (b)(c)(d)(e) (Cost: $1,932,555; Original Acquisition Date: 08/09/2022)	2,000,000	1,847,600

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Windstorm - 4.5% (continued)
Everglades Re II 2023-1 Class A
(T-Bill 3 Month + 0.000%), 01/16/2024 (b)(c)(d)(e) (Cost: $2,368,957; Original Acquisition Date: 05/18/2023)	$2,581,000	$2,352,969
Everglades Re II 2023-2 Class A
(T-Bill 3 Month + 0.000%), 01/16/2024 (b)(c)(d)(e) (Cost: $3,955,761; Original Acquisition Date: 05/18/2023)	4,267,000	3,932,681
Gateway Re 2023-1 Class A
(T-Bill 3 Month + 13.000%), 02/24/2026 (b)(c)(d)(e) (Cost: $2,215,000; Original Acquisition Date: 02/03/2023)	2,215,000	2,289,424
Gateway Re 2023-1 Class B
(T-Bill 3 Month + 20.000%), 02/24/2026 (b)(c)(d)(e) (Cost: $479,000; Original Acquisition Date: 02/03/2023)	479,000	478,425
Gateway Re 2023-3 Class A
(T-Bill 3 Month + 10.000%), 06/30/2026 (b)(c)(d)(e) (Cost: $594,000; Original Acquisition Date: 07/14/2023)	594,000	593,495
Gateway Re II 2023-1 Class A
(T-Bill 3 Month + 9.500%), 04/27/2030 (b)(c)(d)(e) (Cost: $608,000; Original Acquisition Date: 04/13/2023)	608,000	596,296
Integrity Re 2020-1 Class A
(3 Month Libor USD + 0.500%), 04/12/2028 (b)(c)(e)(f) (Cost: $2,061,000; Original Acquisition Date: 03/18/2020)	2,061,000	1,185,075
Integrity Re 2023-1 Class A
(T-Bill 3 Month + 12.000%), 06/06/2025 (b)(c)(e) (Cost: $687,000; Original Acquisition Date: 03/23/2023)	687,000	690,572
Lightning Re 2023-1 Class A
(T-Bill 3 Month + 11.000%), 03/31/2030 (b)(c)(d)(e) (Cost: $2,174,000; Original Acquisition Date: 03/20/2023)	2,174,000	2,228,133
Lower Ferry Re 2023-1 Class A
(T-Bill 3 Month + 4.250%), 07/08/2026 (b)(c)(d)(e) (Cost: $456,000; Original Acquisition Date: 06/23/2023)	456,000	459,876
Lower Ferry Re 2023-1 Class B
(T-Bill 3 Month + 5.000%), 07/08/2026 (b)(c)(d)(e) (Cost: $1,139,000; Original Acquisition Date: 06/23/2023)	1,139,000	1,136,039
Mayflower Re 2023-1 Class A
(T-Bill 3 Month + 4.500%), 07/08/2026 (b)(c)(d)(e) (Cost: $837,000; Original Acquisition Date: 06/26/2023)	837,000	841,311
Mayflower Re 2023-1 Class B
(T-Bill 3 Month + 5.750%), 07/08/2026 (b)(c)(d)(e) (Cost: $2,082,000; Original Acquisition Date: 06/26/2023)	2,082,000	2,086,684
Metrocat Re 2023-1 Class A
(T-Bill 3 Month + 5.750%), 05/08/2026 (b)(c)(d)(e) (Cost: $321,000; Original Acquisition Date: 05/12/2023)	321,000	314,387
Purple Re 2023-1 Class A
(T-Bill 3 Month + 12.250%), 04/24/2030 (b)(c)(d)(e) (Cost: $959,000; Original Acquisition Date: 04/06/2023)	959,000	962,500
Purple Re 2023-2 Class A
(T-Bill 3 Month + 10.000%), 06/05/2026 (b)(c)(d)(e) (Cost: $674,000; Original Acquisition Date: 06/27/2023)	674,000	673,427

		47,797,919

		171,038,349

TOTAL EVENT LINKED BONDS (Cost $219,139,059)		201,687,770

QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 62.6%
PARTICIPATION NOTES - 0.9%
Global - 0.9%
Multiperil - 0.9%
Eden Re II 2020-1 Class B
03/22/2024 (b)(d)(e)(f)(h)(i) (Cost: $4,131,944; Original Acquisition Date: 12/26/2019)	4,131,944	1,392,310
Eden Re II 2021-1 Class B
03/21/2025 (b)(d)(e)(f)(h)(i) (Cost: $1,497,082; Original Acquisition Date: 12/21/2020)	1,497,082	557,639
Eden Re II 2022-1 Class B
03/20/2026 (b)(d)(e)(f)(h)(i) (Cost: $864,774; Original Acquisition Date: 12/17/2021)	864,774	521,608
Eden Re II 2023-1 Class B
03/19/2027 (b)(d)(e)(f)(h)(i) (Cost: $2,000,000; Original Acquisition Date: 12/22/2022)	2,000,000	2,196,044
Limestone Re 2019-2 B
10/01/2023 (b)(d)(e)(f)(i) (Cost: $70,009; Original Acquisition Date: 06/25/2019)	70,009	—
Limestone Re 2020-1 A
03/01/2024 (b)(d)(e)(f)(i) (Cost: $6,979; Original Acquisition Date: 02/19/2021)	6,979	—
Sector Re V Series 9 Class A
03/01/2024 (b)(e)(f) (Cost: $3,110,279; Original Acquisition Date: 04/24/2019)	3,113,464	2,419,327
Sector Re V Series 9 Class B
03/01/2024 (b)(e)(f) (Cost: $1,738,009; Original Acquisition Date: 04/24/2019)	1,739,789	1,351,909

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2023 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 0.9% (continued)
Sector Re V Series 9 Class D
12/01/2024 (b)(e)(f) (Cost: $9,224; Original Acquisition Date: 12/10/2019)	$9,255	$550,789
Sector Re V Series 9 Class G
03/01/2024 (b)(e)(f) (Cost: $23,759; Original Acquisition Date: 04/24/2019)	23,759	573,859
Sussex Re 2020-A
03/31/2024 (e)(f)(i) (Cost: $0; Original Acquisition Date: 01/22/2020)	100	—
Sussex Re 2021-A
12/31/2023 (b)(e)(f)(h)(i) (Cost: $261,819; Original Acquisition Date: 12/29/2020)	261,819	80,742
Sussex Re 2022-A
12/31/2023 (b)(e)(f)(h)(i) (Cost: $683,148; Original Acquisition Date: 01/05/2022)	683,148	127,605

TOTAL PARTICIPATION NOTES (Cost $14,397,026)		9,771,832

	SHARES	VALUE
PREFERENCE SHARES - 61.6%
Global - 61.6%
Marine/Energy - 0.0%
Kauai (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $22,479,348; Original Acquisition Date: 01/07/2016)	51,394	—

Multiperil - 61.6%
Arenal (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $30,738,112; Original Acquisition Date: 05/07/2015)	165,450	30,548,153
Baldwin (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $27,957,569; Original Acquisition Date: 01/22/2019)	1,328,746	5,769
Bowery (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $49,206,023; Original Acquisition Date: 09/29/2017)	200,075	47,936,175
Brighton (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $2,972,055; Original Acquisition Date: 06/12/2020)	1,022,526	5,988,008
Cardinal Re 2015-1 (b)(e)(f)(h)(i) (Cost: $6,228,727; Original Acquisition Date: 07/29/2015)	149	557,896
Carlsbad 2 (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 05/28/2015)	190,319	257,880
Cumberland (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $26,255,826; Original Acquisition Date: 04/10/2015)	28,898	3,599,225
Cypress (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $8,892,872; Original Acquisition Date: 05/31/2017)	125,090,500	5,439,060
Emerald Lake (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $28,051,854; Original Acquisition Date: 12/16/2015)	504,899	—
Florblanca (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $12,635,528; Original Acquisition Date: 12/21/2017)	77,550	18,083,512
Freeport (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $24,615,854; Original Acquisition Date: 04/04/2018)	750,718	144,179
Harambee Re 2018 (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 12/15/2017)	276	—
Harambee Re 2019 (b)(e)(f)(h)(i) (Cost: $1,971; Original Acquisition Date: 12/21/2018)	2,199	54,460
Hatteras (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $61,009,247; Original Acquisition Date: 12/30/2014)	58,673	41,118,654
Hudson Charles (Mt. Logan Re) (b)(e)(f)(h) (Cost: $12,736,141; Original Acquisition Date: 01/02/2014)	12,736	14,942,140
Hudson Charles 2 (Mt. Logan Re) (b)(e)(f)(h) (Cost: $19,105,594; Original Acquisition Date: 03/31/2017)	19,106	21,391,779
Iseo (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	—
Kensington (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 08/16/2018)	954,585	5,091,875
Latigo (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $20,038,125; Original Acquisition Date: 01/06/2014)	473	26,898,824
LRe 2019 (Lorenz Re Ltd.) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 07/30/2019)	2	33,987
Mackinac (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 02/05/2015)	55,584	6,799,165
Madison (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $37,681,678; Original Acquisition Date: 12/12/2016)	97,141	17,552,154
Mohonk (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $77,159,598; Original Acquisition Date: 12/24/2013)	103	72,426,771
Mulholland (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $6,159,233; Original Acquisition Date: 12/26/2013)	114	444,928
Pelham (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $21,129,518; Original Acquisition Date: 01/02/2018)	264,553	4,563,647
Peregrine LCA (b)(e)(f)(h)(i) (Cost: $61,094,981; Original Acquisition Date: 03/24/2017)	9,058,147	92,943,808
Rondout (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $51,033,527; Original Acquisition Date: 05/27/2016)	100,674	65,622,586
Sheepshead (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $163,192; Original Acquisition Date: 06/12/2020)	969,034	5,718,419
Skytop (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 12/18/2017)	210	1,303,255

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2023 (Unaudited)

	SHARES	VALUE
Multiperil - 61.6% (continued)
SR0001 (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 07/10/2015)	1,757	$—
St. Kevins (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $22,420,767; Original Acquisition Date: 12/29/2016)	42,944	2,842,458
Sussex Designated Investment Series (b)(e)(f)(h)(i) (Cost: $1,832,347; Original Acquisition Date: 01/22/2019)	4,790	324,438
Sussex Designated Investment Series Dec 19 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 01/24/2020)	3,895	207,595
Sussex Designated Investment Series May 2019 (b)(e)(f)(h)(i) (Cost: $422,223; Original Acquisition Date: 06/20/2019)	1,378	75,849
Sutton (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $32,073,773; Original Acquisition Date: 03/24/2017)	42,693	391,394
Thopas Re 2019 (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/21/2018)	249	14,590
Viribus Re 2018 (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 12/22/2017)	265,173	9,174
Viribus Re 2019 (b)(e)(f)(h)(i) (Cost: $539,626; Original Acquisition Date: 12/26/2018)	526,336	11,604
Windsor (Horseshoe Re) (b)(e)(f)(i) (Cost: $0; Original Acquisition Date: 12/29/2017)	1,230,204	1,432,101
Woodside (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $4,229,375; Original Acquisition Date: 06/12/2020)	1,012,875	5,915,746
Yellowstone (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	—
Yoho (Artex Segregated Account Company) (b)(e)(f)(i) (Cost: $50,895,908; Original Acquisition Date: 05/17/2016)	357,363	5,759,503
Yorkville (Artex Segregated Account Company) (b)(e)(f)(h)(i) (Cost: $95,132,000; Original Acquisition Date: 05/31/2019)	143,394	151,894,813

		658,345,574

United States - 0.0%
Multiperil - 0.0%
SR0005 (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $6,360,627; Original Acquisition Date: 04/15/2016)	6,966,774	—

Windstorm - 0.0%
Riverdale (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $11,448,123; Original Acquisition Date: 06/10/2020)	251,610	—
SR0006 (Horseshoe Re) (b)(e)(f)(h)(i) (Cost: $2,274,842; Original Acquisition Date: 08/09/2016)	39,381,541	—

		—

TOTAL PREFERENCE SHARES (Cost $834,976,182)		658,345,574

PRIVATE FUND UNITS - 0.1%
Global - 0.1%
Multiperil - 0.1%
Aeolus Property Catastrophe MY17 Keystone Fund (b)(e)(f)(h)(i) (Cost: $1,650,222; Original Acquisition Date: 07/06/2017)	1,650	289,077
Aeolus Property Catastrophe MY18 Keystone Fund (b)(e)(f)(h)(i) (Cost: $455,276; Original Acquisition Date: 07/17/2018)	455	351,319

TOTAL PRIVATE FUND UNITS (Cost $2,105,498)		640,396

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $851,478,708)		668,757,802

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Global - 0.0%
Multiperil - 0.0%
Point Dume LLP (f)(h)(i)(j)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $28,306,548)		—

SHORT-TERM INVESTMENTS - 14.5%
Money Market Funds - 14.5%
Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class - 5.06% (k)	77,345,783	77,345,783
First American Government Obligations Fund - Class Z - 5.14% (k)	68	68
First American Treasury Obligations Fund - Class Z - 5.17% (k)	68	68
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class - 5.16% (k)	77,345,850	77,345,850
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 5.10% (k)	68	68

TOTAL SHORT-TERM INVESTMENTS (Cost $154,691,837)		154,691,837

TOTAL INVESTMENTS (Cost $1,253,616,150) - 96.0%		1,025,137,409

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%		42,986,735

TOTAL NET ASSETS - 100.0%		$1,068,124,144

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2023 (Unaudited)

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)

Foreign issued security. Total foreign securities by country of domicile are $855,445,572. Foreign concentration is as follows: Bermuda: 77.7%, Cayman Islands: 1.3%, Ireland: 1.0%, Supranational: 0.9%, and Singapore: 0.6%.

(c)

Variable rate security. Reference rates as of July 31, 2023 are as follows: Secured Overnight Financing Rate (SOFR) 5.31%, 3 Month Euribor 3.72%, T-Bill 3 Month 5.42%, and 3 Month Libor 5.63%. Actual reference rates may vary based on the reset date of the security.

(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2023 was $199,986,910, which represented 18.7% of net assets.

(e)	Security is restricted as to resale.
(f)	Value determined using significant unobservable inputs.
(g)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(h)	Non-income producing security.
(i)

Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $627,527,999, which represents 58.8% of net assets.

(j)

The partnership is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed and is included on the consolidated Statement of Assets and Liabilities.

(k)	Rate shown is the 7-day effective yield.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of July 31, 2023. The transfers from Level 3 to Level 2 occurred because previously unobservable market data became available as of July 31, 2023. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Chile	$—	$2,036,762	$—	$2,036,762
Europe	—	2,445,278	—	2,445,278
Global (1)	—	14,959,313	—	14,959,313
Jamaica	—	272,984	—	272,984
Japan	—	1,993,218	—	1,993,218
Mexico	—	7,588,202	—	7,588,202
New Zealand	—	1,353,664	—	1,353,664
United States	—	152,381,809	18,656,540	171,038,349

Total Event-Linked Bonds	—	183,031,230	18,656,540	201,687,770
Quota Shares and Other Reinsurance-Related Securities
Participation Notes (1)(2)	—	—	9,771,832	9,771,832
Preference Shares
Global (1)	—	—	658,345,574	658,345,574
United States (1)	—	—	—	—

Total Preference Shares	—	—	658,345,574	658,345,574
Private Fund Units (2)	—	—	640,396	640,396

Total Quota Shares and Other Reinsurance-Related Securities	—	—	668,757,802	668,757,802
Limited Liability Partnership (1)(2)	—	—	—	—
Money Market Funds	154,691,837	—	—	154,691,837

Total Assets	$154,691,837	$183,031,230	$687,414,342	$1,025,137,409

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2023:

	Event-Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership
Beginning Balance - November 1, 2022	$3,787,492	$18,717,732	$638,283,711	$1,382,934	$—
Acquisitions	—	3,354,847	—	—	6,359,066
Dispositions	(1,251,129)	(8,917,011)	(20,428,590)	(1,135,494)	—
Realized gains (losses)	(4,024,000)	(3,480,024)	2,461,197	(231,900)	—
Return of capital	—	(2,066,425)	(159,083,702)	—	(7,044,744)
Change in unrealized appreciation/(depreciation)	5,354,306	2,162,713	197,112,958	624,856	685,678
Transfers out of Level 3	(3,284,939)	—	—	—	—
Transfers into Level 3	18,074,810

Ending Balance - July 31, 2023	$18,656,540	$9,771,832	$658,345,574	$640,396	$—

As of July 31, 2023, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $1,305,780 for Event-Linked Bonds, $(669,525) for Participation Notes, $194,850,577 for Preference Shares, $23,669 for Private Fund Units, and $685,678 for Limited Liability Partnerships.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2023.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/23	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Event-Linked Bonds	Financial Services	$—	Insurance industry model	Estimated losses: Estimated premiums earned:	$2.2MM-$2.2MM $2.0MM-$2.0MM	$0.0MM $0.0MM

Participation Notes	Financial Services	$4,875,948	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$11.5MM $0.2MM-$8.9MM	$4.0MM $3.3MM

Preference Shares	Financial Services	$622,011,655	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$284.2MM $0.0MM-$451.6MM	$17.6MM $45.3MM

Private Fund Units	Financial Services	$640,396	Insurance industry model	Estimated losses: Estimated premiums earned:	$9.1MM-$28.8MM $9.4MM-$10.7MM	$18.0MM $10.0MM

Limited Liability Partnership	Financial Services	$—	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$59.6MM $0.0MM-$62.1MM	$27.5MM $32.5MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board of Trustees and have a value equal to $18,656,540 for Event-Linked Bonds, $4,895,884 for Participation Notes, and $36,333,919 for Preference Shares.